Guggenheim Ultra Short Income ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.29%	3.24%	2.18%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.22%	4.07%	3.36%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	2.34%	1.97%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.06%	2.37%	1.97%

[1]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[2]	Bloomberg 1-3 Month U.S. Treasury Bill Index is an index that tracks the market for treasury bills issued by the U.S. government with maturities of one to three months.